Financial Assets and Liabilities - Summary of Receivables from and Payables to Related Parties (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Disclosure of receivables and payables [line items]
Receivables from related parties, current		R$ 680,049	R$ 58,619
Receivables from related parties, non-current		249,641	114,722
Total assets		929,690	173,341
Payables to related parties		307,080	392,458
Current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current		680,049	58,619
Non-current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, non-current		249,641	114,722
Corporate operation agreements [member]
Disclosure of receivables and payables [line items]
Payables to related parties		302,246	392,458
Corporate operation agreements [member] | Current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current		103,092	58,619
Corporate operation agreements [member] | Non-current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, non-current		94,466	36,410
Corporate operation agreements [member] | Raizen Energia S.A. [member]
Disclosure of receivables and payables [line items]
Payables to related parties	[1]	146,722	262,612
Corporate operation agreements [member] | Raizen Energia S.A. [member] | Current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current	[1]	73,913	50,296
Corporate operation agreements [member] | Raizen Combustiveis S A [member]
Disclosure of receivables and payables [line items]
Payables to related parties	[1]	154,366	127,773
Corporate operation agreements [member] | Raizen Combustiveis S A [member] | Current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current	[1]	11,171	7,588
Corporate operation agreements [member] | Raizen Combustiveis S A [member] | Non-current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, non-current	[1]	45,895	36,410
Corporate operation agreements [member] | Aguassanta Participacoes S.A. [member] | Current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current		837	444
Corporate operation agreements [member] | Other [member]
Disclosure of receivables and payables [line items]
Payables to related parties		1,158	2,073
Corporate operation agreements [member] | Other [member] | Current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current		17,171	291
Corporate operation agreements [member] | Other [member] | Non-current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, non-current		48,571	0
Preferred shares [member] | Non-current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, non-current		155,175	78,312
Preferred shares [member] | Raizen Energia S.A. [member] | Non-current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, non-current	[1]	155,175	78,304
Preferred shares [member] | Janus Brasil Participacoes S.A. [member] | Non-current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, non-current		0	8
Financial operations [member]
Disclosure of receivables and payables [line items]
Payables to related parties		4,834	0
Financial operations [member] | Current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current		576,957	0
Financial operations [member] | Raizen Energia S.A. [member]
Disclosure of receivables and payables [line items]
Payables to related parties		4,834	0
Financial operations [member] | Aguassanta Participacoes S.A. [member] | Current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current	[2]	R$ 576,957	R$ 0

[1]	Current and non-current assets receivable from Raízen Energia and Raízen Combustíveis are, primarily, tax credits which will be reimbursed to the Company when realized. The preferred shares are used to Raízen reimburse Cosan, with preferential dividends, when the net operating loss is consumed in Raízen. Current liabilities represent reimburse to Raízen Energia and Raízen Combustíveis related to expenses regarding legal disputes and other liabilities, generated before the formation of joint ventures, which are responsibility of Cosan S.A.
[2]	On December 11, 2020, the Company disposal13,021,744shares that were held in treasury toAguassantaInvestimentosS.A. (“Aguassanta”) paid on January 8, 2021.